INCOME TAXES - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Jan. 03, 2021	Dec. 29, 2019
Deferred tax assets:
Net operating loss carryforward(1)	$ 19,659	$ 142,052
Reserves and accruals	7,766	21,272
Fixed assets	40	1,684
Stock-based compensation—stock deductions	0	3,429
Total deferred tax assets	27,465	168,437
Valuation allowance(1)	(16,795)	(152,654)
Total deferred tax assets, net of valuation allowance	10,670	15,783
Deferred tax liabilities:
Intangible assets and accruals	(1,050)	(7,193)
Total deferred tax liabilities	(1,050)	(7,193)
Net deferred tax assets	$ 9,620	$ 8,590